LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2020
LEASE OBLIGATIONS [Abstract]
LEASE OBLIGATIONS
10.	LEASE OBLIGATIONS

During the year ended December 31, 2017 the Company entered into multiple 36-month vehicle lease agreements, the Company present valued the lease payment using its incremental borrowing rate ranging from 9.48% to 9.72%. The Company recorded lease liabilities of $412,525. During the year ended December 31, 2018 the Company entered into additional vehicle lease agreements ranging from 24-36 months in term. The Company present valued the lease payments using incremental borrowing rates ranging from 6.88% to 9.75% and recorded initial lease obligations of $349,286.  During the year ended December 31, 2020 the Company entered into additional vehicle lease agreements ranging in term from 12-48 months in term. The Company present valued the lease payments using its incremental borrowing rate of 11.31% and recorded a lease obligation of $353,687.

The Company’s  lease obligations as at December 31, 2020 and 2019 and the changes for the years then ended are as follows:

$

Balance, December 31, 2018	509,360
Interest expense	29,958
Payments	(336,520)
Balance, December 31, 2019	202,798
Lease additions	358,423
Lease termination	(2,623)
Interest expense	28,671
Payments	(374,366)
Balance, December 31, 2020	212,903

The Company’s future minimum lease payments under the lease obligations as at December 31, 2020 and December 31 2019 are as follows:

	December 31, 2020 $	December 31, 2019 $

Less than 1 year	104,745	204,323
1-5 years	134,784	6,013
5 + years	-	-
Total minimum lease payments	239,529	210,336
Less: Imputed Interest	(26,626)	(7,538)
Total lease obligations	212,903	202,798
Current portion of lease obligations	(92,736)	(196,957)
Non-current portion of lease obligations	120,167	5,841

During the year ended December 31, 2020, the Company also incurred $58,042 in short-term vehicle lease expense that is not included above.